Summary of Federal Income Tax Expense Attributable to Net Income (Loss) Before Loss Attributable to Noncontrolling Interests (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interest
Current tax expense (benefit)		$ (33)	$ (144)	$ 55	[1]
Deferred tax (benefit) expense		346	243	(482)	[1]
Total tax (benefit) expense	$ 4	$ 313	$ 99	$ (427)	[1]

[1]	The balances reflect a change in accounting principle, as described in Note 2.